Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2016	2015
Accounts receivable — billed	$723,921	$668,424
Accounts receivable — unbilled	134,122	80,197
Less — allowances	(39,512)	(33,837)

Accounts receivable, net	$818,531	$714,784